Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 11. GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in Dominion Energy’s and Dominion Energy Gas’ carrying amount and segment allocation of goodwill are presented below:

	Power Generation	Gas Infrastructure		Power Delivery	Corporate and Other(1)	Total
(millions)

Dominion Energy
Balance at December 31, 2015(2)	$1,422	$ 946		$926	$—	$3,294
Dominion Energy Questar Combination	—	3,105	(3)	—	—	3,105
Balance at December 31, 2016(2)	$1,422	$4,051		$926	$—	$6,399
Dominion Energy Questar Combination	—	6	(3)	—	—	6
Balance at December 31, 2017(2)	$1,422	$4,057		$926	$—	$6,405
Dominion Energy Gas
Balance at December 31, 2015(2)	$ —	$ 542		$ —	$—	$ 542
No events affecting goodwill	—	—		—	—	—
Balance at December 31, 2016(2)	$ —	$ 542		$ —	$—	$ 542
No events affecting goodwill	—	—		—	—	—
Balance at December 31, 2017(2)	$ —	$ 542		$ —	$—	$ 542

(1)	Goodwill recorded at the Corporate and Other segment is allocated to the primary operating segments for goodwill impairment testing purposes.
(2)	Goodwill amounts do not contain any accumulated impairment losses.
(3)	See Note 3.

Other Intangible Assets

The Companies’ other intangible assets are subject to amortization over their estimated useful lives. Dominion Energy’s amortization expense for intangible assets was $80 million, $73 million and $78 million for 2017, 2016 and 2015, respectively. In 2017, Dominion Energy acquired $147 million of intangible assets, primarily representing software and right-of-use assets, with an estimated weighted-average amortization period of approximately 14 years. Amortization expense for Virginia Power’s intangible assets was $31 million, $29 million and $25 million for 2017, 2016 and 2015, respectively. In 2017, Virginia Power acquired $39 million of intangible assets, primarily representing software, with an estimated weighted-average amortization period of 7 years. Dominion Energy Gas’ amor-tization expense for intangible assets was $14 million, $6 million and $18 million for 2017, 2016 and 2015, respectively. In 2017, Dominion Energy Gas acquired $25 million of intangible assets, primarily representing software and right-of-use assets, with an estimated weighted-average amortization period of approximately 14 years. The components of intangible assets are as follows:

	2017		2016
At December 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
(millions)

Dominion Energy
Software, licenses and other	$1,043	$358	$955	$337
Virginia Power
Software, licenses and other	$ 347	$114	$326	$101
Dominion Energy Gas
Software, licenses and other	$ 165	$ 56	$147	$ 49

Annual amortization expense for these intangible assets is estimated to be as follows:

	2018	2019	2020	2021	2022
(millions)
Dominion Energy	$78	$68	$56	$43	$37

Virginia Power	$30	$26	$20	$13	$9

Dominion Energy Gas	$13	$13	$12	$11	$10